CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - COP ($) $ in Millions		Total	Adjusted [Member]	Share Capital [Member]	Share Capital [Member] Adjusted [Member]	Additional Paid in capital [Member]	Additional Paid in capital [Member] Adjusted [Member]	Appropiated Reserves [Member]	Appropiated Reserves [Member] Adjusted [Member]	Translation adjustment [Member]	Translation adjustment [Member] Adjusted [Member]	Equity securities through OCI [Member]	Equity securities through OCI [Member] Adjusted [Member]	Debt instruments at fair value though OCI [Member]	Debt instruments at fair value though OCI [Member] Adjusted [Member]	Cash flow Hedge Reserve [Member]	Associates [Member]	Associates [Member] Adjusted [Member]	Empolyee Benefits [Member]	Empolyee Benefits [Member] Adjusted [Member]	Retained earnings [Member]	Retained earnings [Member] Adjusted [Member]	Net income [Member]	Net income [Member] Adjusted [Member]	Attributable to owners of parent company [Member]	Attributable to owners of parent company [Member] Adjusted [Member]	Non-Controlling interest [Member]	Non-Controlling interest [Member] Adjusted [Member]
Balance at Dec. 31, 2015		$ 20,407,919		$ 480,914		$ 4,857,454		$ 5,877,379		$ 2,153,056		$ 108,012				$ 12,112	$ 10,240		$ (70,306)		$ 3,753,427		$ 2,097,161		$ 19,279,449		$ 1,128,470
Transfer to profit from previous years		0		0		0		0		0		0				0	0		0		2,097,161		(2,097,161)		0		0
Dividend payment corresponding to 509,704,584 common shares and 452,122,416 preferred shares without voting rights, subscribed and paid		(796,517)		0		0		0		0		0				0	0		0		(796,517)		0		(796,517)		0
Legal reserve movements		0		0		0		1,554,425		0		0				0	0		0		(1,554,425)		0		0		0
Release of reserves by law		0		0		0		(377,471)		0		0				0	0		0		377,471		0		0		0
Increase of reserves by law		0		0		0		421,730		0		0				0	0		0		(421,730)		0		0		0
Non-controlling interest		(8,692)		0		0		0		0		0				0	0		0		0		0		0		(8,692)
Other reserves	[1]	0		0		0		(3,654)		0		0				0	0		0		3,654		0		0		0
Gains on investment written off		0		0		0		0		0		(42,414)				0	0		0		42,414		0		0		0
Net income		2,954,947		0		0		0		0		0				0	0		0		0		2,865,328		2,865,328		89,619
Other comprehensive income		(136,965)		0		0		0		(345,412)		275,031				(12,112)	(1,718)		(10,340)		13,874		0		(80,677)		0
Balance at Dec. 31, 2016		22,476,980		480,914		4,857,454		7,472,409		1,807,644		340,629				$ 0	8,522		(80,646)		3,515,329		2,865,328		21,267,583		1,209,397
Transfer to profit from previous years		0		0		0		0		0		0					0		0		2,865,328		(2,865,328)		0		0
Dividend payment corresponding to 509,704,584 common shares and 452,122,416 preferred shares without voting rights, subscribed and paid		(856,419)		0		0		0		0		0					0		0		(856,419)		0		(856,419)		0
Legal reserve movements		0		0		0		1,914,464		0		0					0		0		(1,914,464)		0		0		0
Release of reserves by law		(421,730)		0		0		(421,730)		0		0					0		0		0		0		(421,730)		0
Increase of reserves by law		0		0		0		77,398		0		0					0		0		(77,398)		0		0		0
Sale of financial instruments		0		0		0		0		0		(38,420)					0		0		38,420		0		0		0
Non-controlling interest		(31,984)		0		0		0		0		0					0		0		0		0		0		(31,984)
Other reserves	[1]	0		0		0		2,614		0		0					0		0		(2,614)		0		0		0
Net income		2,754,173		0		0		0		0		0					0		0		0		2,615,000		2,615,000		139,173
Other comprehensive income		470,110		0		0		0		442,745		77,304					(11,547)		28		0		0		508,530		0
Balance at Dec. 31, 2017		24,429,550	$ 23,679,769	480,914	$ 480,914	4,857,454	$ 4,857,454	9,045,155	$ 9,045,155	2,250,389	$ 2,250,389	379,513	$ 379,513	$ 0	$ 0		(3,025)	$ (3,025)	(80,618)	$ (80,618)	3,568,182	$ 2,836,542	2,615,000	$ 2,615,000	23,112,964	$ 22,381,324	1,316,586	$ 1,298,445
Effect of adoption of new accounting standards (Note 32 Impacts on application of new standards)		(749,781)		0		0		0		0		0		0			0		0		(731,640)		0		(731,640)		(18,141)
Transfer to profit from previous years		0		0		0		0		0		0		0			0		0		2,615,000		(2,615,000)		0		0
Dividend payment corresponding to 509,704,584 common shares and 452,122,416 preferred shares without voting rights, subscribed and paid		(923,362)		0		0		0		0		0		0			0		0		(923,362)		0		(923,362)		0
Release of reserves by law		0		0		0		579,254		0		0		0			0		0		(579,254)		0		0		0
Disposal of debt/equity instruments		0		0		0		0		0		(20,644)					0		0		20,644		0		0		0
Subsidiaries' liquidation		512		0		0		0		0		0		0			0		0		512		0		512		0
Realization of retained earnings		1,090		0		0		0		0		0		0			0		0		1,090		0		1,090
Non-controlling interest		380,289		0		0		0		0		0		0			0		0		0		0		0		380,289
Other reserves	[1]	0		0		0		117,365		0		0					0		0		(117,365)		0		0		0
Changes in shareholdings subsidiaries		53,138		0		0		0		0		0		0			0		0		53,138		0		53,138		0
Net income		2,786,435		0		0		0		0		0		0			0		0		0		2,658,864		2,658,864		127,571
Other comprehensive income		677,354		0		0		0		631,813		33,838		(19,877)			1,918		29,662		0		0		677,354		0
Balance at Dec. 31, 2018		$ 26,655,225		$ 480,914		$ 4,857,454		$ 9,741,774		$ 2,882,202		$ 392,707		$ (19,877)			$ (1,107)		$ (50,956)		$ 3,906,945		$ 2,658,864		$ 24,848,920		$ 1,806,305

[1]	This item corresponds to the dynamic reserves of Banistmo S.A., which correspond to an additional provision recognized on its low credit risk loan portfolio.